Business transactions (Details 1) - La Cuerva and Yamu blocks [Member] $ in Thousands	Dec. 31, 2018 USD ($)
Property, plant and equipment	$ 15,530	[1]
Inventories	1,033
Other assets	7,756	[1]
Provision for other long-term liabilities	(8,610)	[2]
Other liabilities	(1,664)	[2]
Total identifiable net assets	$ 14,045

[1]	Classified as “Assets held for sale”.
[2]	Classified as “Liabilities associated with assets held for sale”.